Fair Value of Financial Instruments - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Long-term investments	$ 12,113	$ 0
Liability	89,255	244,075
Change in put option liability recorded in equity	47,597	(2,077)
Other long term liability, put option | At fair value
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liability		$ 47,600
Royalty receivable
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Long-term investments	$ 1,600